Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Unrealized gain on open contracts:
Futures positions	$ 3,414	$ 481,931
Liabilities
Options written on futures contracts	(8,059)	(15,976)
Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	3,414	492,477
Forwards currency positions		(10,546)
Total Assets	3,414	481,931
Liabilities
Options written on futures contracts	(8,059)	(15,976)
Total liabilities	(8,059)	(15,976)
Total fair value	(4,645)	465,955
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	3,414	492,477
Forwards currency positions		0
Total Assets	3,414	492,477
Liabilities
Options written on futures contracts	(8,059)	(15,976)
Total liabilities	(8,059)	(15,976)
Total fair value	(4,645)	476,501
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	0	0
Forwards currency positions		(10,546)
Total Assets	0	(10,546)
Liabilities
Options written on futures contracts	0	0
Total liabilities	0	0
Total fair value	0	(10,546)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	0	0
Forwards currency positions		0
Total Assets	0	0
Liabilities
Options written on futures contracts	0	0
Total liabilities	0	0
Total fair value	$ 0	$ 0